Consolidated Statements of Equity Consolidated Statements of Equity (Parenthetical) - $ / shares	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividend on common stock (dollars per share)	$ 0.05	$ 0.05	$ 0.24	$ 0.10